Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost and Supplemental Cash Flows Information

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the years ended December 31,
	2024	2023
Operating leases cost	$436,658	$443,186
Short-term lease cost	-	448
Total	$436,658	$443,634

Supplemental cash flows information related to leases was as follows:

	For the years ended December 31,
	2024	2023	2022
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$382,401	$340,756	$127,196
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$-	$494,642	$1,561,203
Remeasurement of the lease liabilities and right-of-use assets due to lease modification:	$152,872	$-	$-

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2024:

For the year ending December 31,	Lease Payments
2025	392,859
2026	392,859
2027	255,318
Total lease payments	1,041,036
Less: imputed interest	49,240
Total	991,796
Less: current portion	363,297
Non-current portion	$628,499